ORGANIZATION AND PRINCIPAL ACTIVITIES - Acquisition of a subsidiary (Details)	Dec. 02, 2025 tranche shares	Aug. 22, 2023 USD ($) shares
Zhejiang Ordinary Smile Auto Sales Co Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Asset acquisition, percentage of voting interests acquired	100.00%
Asset acquisition, number of tranches | tranche	5
Asset acquisition, period of performance target	5 years
Zhejiang Ordinary Smile Auto Sales Co Ltd | Class A Ordinary Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Asset acquisition, consideration transferred, equity interest, share issued, number of shares	15,000,000
Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Consideration transferred | $		$ 20,250
Shares issued as consideration		1,111,111
Morning Star | Class A Ordinary Shares
ORGANIZATION AND PRINCIPAL ACTIVITIES
Shares issued as consideration		3,703
Morning Star | Morning Star
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of ownership		100.00%